Class R10 and Class R25 | DIMENSIONAL RETIREMENT FIXED INCOME FUND I
Dimensional Retirement Fixed Income Fund I
INVESTMENT OBJECTIVE

The investment objective of the Dimensional Retirement Fixed Income Fund I (the "Retirement Fixed Income Portfolio I") is to maximize total return consistent with preservation of capital. Total return is comprised of income and capital appreciation.

FEES AND EXPENSES OF THE PORTFOLIO
This table describes the fees and expenses you may pay if you buy and hold shares of the Retirement Fixed Income Portfolio I.
Shareholder Fees (fees paid directly from your investment):
Shareholder Fees - Class R10 and Class R25 DIMENSIONAL RETIREMENT FIXED INCOME FUND I (USD $)	Shareholder Fees (fees paid directly from your investment)
Class R10	none
Class R25	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Class R10 and Class R25 DIMENSIONAL RETIREMENT FIXED INCOME FUND I		Class R10	Class R25
Management Fee		0.30%	0.30%
Distribution and/or Service (12b-1) Fees		0.10%	0.25%
Other Expenses	[1]	0.45%	0.45%
Acquired Fund Fees and Expenses	[2]	0.18%	0.18%
Total Annual Fund Operating Expenses		1.03%	1.18%
Fee Waiver and/or Expense Reimbursement	[3]	0.53%	0.53%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		0.50%	0.65%
[1]	The Retirement Fixed Income Portfolio I is a new portfolio, so the "Other Expenses" shown are based on anticipated fees and expenses for the current fiscal year.
[2]	Represents the amount of fees and expenses anticipated to be incurred by the Retirement Fixed Income Portfolio I through its investments in other funds managed by the Advisor (the "Underlying Funds") and other investment companies for the current fiscal year.
[3]	Pursuant to a Fee Waiver and Expense Assumption Agreement for the Retirement Fixed Income Portfolio I, the Advisor has contractually agreed to waive up to the full amount of the Retirement Fixed Income Portfolio I's management fee of 0.30% to the extent necessary to offset the proportionate share of the management fees paid by the Retirement Fixed Income Portfolio I through its investment in other funds managed by the Advisor (the "Underlying Funds"). In addition, under the Fee Waiver and Expense Assumption Agreement, the Advisor has also agreed to waive all or a portion of the management fee and to assume the expenses of a class of the Retirement Fixed Income Portfolio I to the extent necessary to reduce the ordinary operating expenses (including expenses incurred through its investment in other investment companies but excluding any applicable 12b-1 fees) ("Portfolio Expenses") of a class of the Retirement Fixed Income Portfolio I so that such Portfolio Expenses do not exceed 0.40% of the average net assets of a class of the Portfolio on an annualized basis. The Fee Waiver and Expense Assumption Agreement for the Retirement Fixed Income Portfolio I will remain in effect through February 28, 2013, and may not be terminated by the Advisor prior to that date.

Example

This Example is meant to help you compare the cost of investing in the Retirement Fixed Income Portfolio I with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. The costs for the Retirement Fixed Income Portfolio I reflect the net expenses of the Portfolio that result from the contractual expense waiver in the first year only. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example - Class R10 and Class R25 DIMENSIONAL RETIREMENT FIXED INCOME FUND I (USD $)	1 Year	3 Years
Class R10	51	275
Class R25	66	322

Portfolio Turnover

A mutual fund generally pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when mutual fund shares are held in a taxable account. The Retirement Fixed Income Portfolio I does not pay transaction costs when buying and selling shares of other mutual funds (the "Underlying Funds"); however, the Underlying Funds pay transaction costs when buying and selling securities for their portfolios. The transaction costs incurred by the Underlying Funds, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Portfolio's performance. Because the Retirement Fixed Income Portfolio I is new, information about portfolio turnover rate is not yet available.

PRINCIPAL INVESTMENT STRATEGIES

Dimensional Fund Advisors LP (the "Advisor") believes that fixed income investing should involve a long-term view and a systematic focus on bond market risk and return, not on interest rate forecasting or market timing.

The Retirement Fixed Income Portfolio I is a "fund of funds," which means that the Retirement Fixed Income Portfolio I generally allocates its assets among other mutual funds managed by the Advisor although it also has the ability to invest directly in securities. The Retirement Fixed Income Portfolio I seeks to achieve exposure to a universe of short-term fixed income obligations of issuers that are in developed countries, such as those countries that are members of the Organization of Economic Cooperation and Development ("OECD"), by primarily purchasing shares of the DFA One-Year Fixed Income Portfolio and the DFA Two-Year Global Fixed Income Portfolio (the "Underlying Funds").

The Retirement Fixed Income Portfolio I typically allocates its investments between the Underlying Funds in the following manner: 50% to 70% in the DFA One-Year Fixed Income Portfolio and 30% to 50% in the DFA Two-Year Global Fixed Income Portfolio. Allocations by the Retirement Fixed Income Portfolio I between the Underlying Funds within the ranges described above are based on consideration between expected returns and capital preservation. Periodically, the Advisor will review the allocations for the Retirement Fixed Income Portfolio I in each Underlying Fund. If the Advisor determines that market forces have caused fundamental changes in the relative values of the assets of the Underlying Funds, the Advisor may modify the allocation ranges for the Retirement Fixed Income Portfolio I. From time to time, the Advisor also may add or remove Underlying Funds in the Retirement Fixed Income Portfolio I without notice to shareholders.

As a non-fundamental policy, under normal circumstances, at least 80% of the Retirement Fixed Income Portfolio I's net assets will be invested directly, or indirectly through its investment in the Underlying Funds, in fixed income securities. The Retirement Fixed Income Portfolio I ordinarily will have an average weighted maturity of less than two years.

In constructing an investment portfolio, the Advisor identifies a broadly diversified universe of eligible securities with precisely defined maturity ranges and credit quality characteristics. The Advisor will then seek to purchase a broad and diverse portfolio of securities meeting these credit quality standards. In making these purchase decisions, if the anticipated maturity risk premium is greater for longer-term securities in the eligible maturity range, the Advisor will focus investment in that longer-term area, otherwise, the portfolio will focus investment in the short-term range of the eligible maturity range. The Advisor also places priority on efficiently managing portfolio turnover and keeping trading costs low.

The Retirement Fixed Income Portfolio I may invest directly or through its investment in the Underlying Funds in obligations issued or guaranteed by the U.S. and foreign governments, their agencies and instrumentalities, corporate debt obligations, bank obligations, commercial paper, repurchase agreements, obligations of other domestic and foreign issuers, securities of domestic or foreign issuers denominated in U.S. dollars but not trading in the United States, and obligations of supranational organizations. Investments in fixed income securities will be considered investment grade at the time of purchase. The DFA One-Year Fixed Income Portfolio generally invests in a universe of fixed income securities that typically mature in one year or less; however, the DFA One-Year Fixed Income Portfolio may take a large position in securities maturing within two years of the date of settlement when higher yields are available. The DFA Two-Year Global Fixed Income Portfolio generally invests in a universe of fixed income securities that mature in two years or less from the date of settlement.

Because many of the DFA Two-Year Global Fixed Income Portfolio's investments will be denominated in foreign currencies, the DFA Two-Year Global Fixed Income Portfolio will also enter into forward foreign currency contracts to protect against uncertainty in the level of future foreign currency rates, to hedge against fluctuations in currency exchange rates or to transfer balances from one currency to another. The DFA Two-Year Global Fixed Income Portfolio may use derivatives, such as futures contracts and options on futures contracts, to gain market exposure on its uninvested cash pending investment in securities or to maintain liquidity to pay redemptions.

Each Underlying Fund in which the Retirement Fixed Income Portfolio I may invest may concentrate its investments in obligations of U.S. and foreign banks and bank holding companies. The Portfolio will concentrate its assets (invest more than 25% of its total assets) in obligations of U.S. and/or foreign banks and bank holding companies ("banking industry securities") when the yield to maturity on eligible portfolio investments in banking industry securities as a group generally exceeds the yield to maturity on all other eligible portfolio investments as a group generally for a period of five consecutive days when the New York Stock Exchange is open for trading. See the section entitled "Investments in the Banking Industry by Retirement Fixed Income Portfolio I Underlying Funds" in the Portfolio's Prospectus for additional information.

The Retirement Fixed Income Portfolio I and the Underlying Funds may lend their portfolio securities to generate additional income.

A summary of the investment strategies and policies of the Underlying Funds in which the Retirement Fixed Income Portfolio I invests as of the date of this Prospectus is described in the Portfolio's Prospectus in the section entitled "ADDITIONAL INFORMATION ON INVESTMENT OBJECTIVES AND POLICIES".

PRINCIPAL RISKS

Fund of Funds Risk: The investment performance of the Retirement Fixed Income Portfolio I is affected by the investment performance of the Underlying Funds in which the Portfolio invests. The ability of the Portfolio to achieve its investment objective depends on the ability of the Underlying Funds to meet their investment objectives and on the Advisor's decisions regarding the allocation of the Portfolio's assets among the Underlying Funds. The Portfolio may allocate assets to an Underlying Fund or asset class that underperforms other funds or asset classes. There can be no assurance that the investment objective of the Portfolio or any Underlying Fund will be achieved. Through its investments in the Underlying Funds, the Portfolio is subject to the risks of the Underlying Funds' investments. The risks of the Underlying Funds' investments are described below.

Market Risk: Even a long-term investment approach cannot guarantee a profit. Economic, political, and issuer-specific events will cause the value of securities, and the Underlying Funds that own them, and, in turn, the Retirement Fixed Income Portfolio I itself, to rise or fall. Because the value of your investment in the Portfolio will fluctuate, there is the risk that you will lose money.

Interest Rate Risk: Fixed income securities are subject to interest rate risk because the prices of fixed income securities tend to move in the opposite direction of interest rates. When interest rates rise, fixed income security prices fall. When interest rates fall, fixed income security prices rise. In general, fixed income securities with longer maturities are more sensitive to these price changes.

Credit Risk: Credit risk is the risk that the issuer of a security may be unable to make interest payments and/or repay principal when due. A downgrade to an issuer's credit rating or a perceived change in an issuer's financial strength may affect a security's value, and thus, impact the Portfolio's performance.

Income Risk: Income risk is the risk that falling interest rates will cause the Portfolio's income to decline.

Foreign Securities and Currencies Risk: Foreign securities prices may decline or fluctuate because of: (a) economic or political actions of foreign governments, and/or (b) less regulated or liquid securities markets. Investors holding these securities also are exposed to foreign currency risk (the possibility that foreign currency will fluctuate in value against the U.S. dollar).

Derivatives: Derivatives are instruments, such as futures contracts, whose value is derived from that of other securities or indices. Derivatives can be used for hedging (attempting to reduce risk by offsetting one investment position with another) or non-hedging purposes. The use of derivatives for non-hedging purposes may be considered more speculative than other types of investments. When the Underlying Funds use derivatives, the Retirement Fixed Income Portfolio I will be exposed to the risks of those derivatives. Derivative securities are subject to a number of risks including liquidity, interest rate, market, credit and management risks, and the risk of improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Underlying Fund could lose more than the principal amount invested.

Risks of Banking Concentration: Focus on the banking industry would link the performance of the Underlying Funds to changes in the performance of the banking industry generally. Banks are very sensitive to changes in money market and general economic conditions. The profitability of the banking industry is dependent upon banks being able to obtain funds at reasonable costs and upon liquidity in the capital and credit markets to finance their lending operations. Adverse general economic conditions can cause financial difficulties for a bank's borrowers and the borrowers' failure to repay their loans can adversely affect the bank's financial situation. Banks are subject to extensive regulation and decisions by regulators may limit the loans banks make and the interest rates and fees they charge, which could reduce bank profitability.

Securities Lending: Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, an Underlying Fund may lose money and there may be a delay in recovering the loaned securities. An Underlying Fund could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. Securities lending also may have certain potential adverse tax consequences. To the extent that the Portfolio holds securities directly and lends those securities, it will be also subject to the foregoing risks with respect to its loaned securities.

PERFORMANCE

Performance information is not available for the Retirement Fixed Income Portfolio I because it has not yet commenced operations. Updated performance information for the Portfolio can be obtained in the future by visiting www.dimensional.com.